Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, cost	$ 1,638	$ 1,748
Intangible assets, net	$ 738	876
Customer relationship intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	3 years
Intangible Assets, cost	$ 473	514
Intangible Assets, accumulated depreciation	$ (249)	(236)
Patents and Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	6 years
Intangible Assets, cost	$ 572	613
Intangible Assets, accumulated depreciation	$ (215)	(163)
Computer software and other licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	4 years
Intangible Assets, cost	$ 593	621
Intangible Assets, accumulated depreciation	$ (436)	$ (473)